RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of the effect of the correction on each financial statement line item

		Period
Balance Sheet as of September 17, 2019	As Reported	Adjustment	As Adjusted
Warrant Liability	$—	$18,300,000	$18,300,000
Class A common stock subject to possible redemption	261,909,820	(18,300,000)	243,609,820
Class A common stock	131	183	314
Additional paid-in capital	$5,000,481	$636,486	$5,636,967
Accumulated deficit	$(1,297)	$(636,669)	$(637,966)
Total Stockholders’ Equity	$5,000,003	$0	$5,000,003

Number of shares subject to possible redemption	26,190,982	(1,830,000)	24,360,982

Balance Sheet as of September 30, 2019
Warrant Liability	$—	$17,966,667	$17,966,667
Class A common stock subject to possible redemption	262,009,255	(17,966,667)	244,042,588
Class A common stock	131	180	311
Additional paid-in capital	$4,901,046	$303,156	$5,204,202
Retained earnings (Accumulated deficit)	98,139	(303,336)	(205,197)
Total Stockholders’ Equity	$5,000,004	$—	$5,000,004

Number of shares subject to possible redemption	26,187,385	(1,795,738)	24,391,647

Balance Sheet as of December 31, 2019
Warrant Liability	$—	$16,116,667	$16,116,667
Class A common stock subject to possible redemption	262,695,890	(16,116,667)	246,579,223
Class A common stock	132	161	293
Additional paid-in capital	$4,214,410	$(1,546,825)	$2,667,585
Retained earnings	$784,778	$1,546,664	$2,331,442
Total Stockholders’ Equity	$5,000,008	$—	$5,000,008

Number of shares subject to possible redemption	26,180,927	(1,606,227)	24,574,700

Statement of Operations for the period from May 24, 2019 (Inception)through September 30, 2019
Transaction costs allocable to warrant liabilities	—	(636,669)	(636,669)
Change in fair value of warrant liabilities	—	333,333	333,333
Net income (loss)	$98,139	$(303,336)	$(205,197)
Basic and diluted weighted average shares outstanding, common stock	6,444,901	—	6,444,901
Basic and diluted net loss per common share, common stock	$0.01	$(0.05)	$(0.05)

Statement of Operations for the year ended December 31, 2019
Transaction costs allocable to warrant liabilities	—	(636,669)	(636,669)
Change in fair value of warrant liabilities	—	2,218,333	2,218,333
Net income	$784,778	$1,546,664	$2,331,442
Basic and diluted weighted average shares outstanding, common stock	7,170,375	855,194	8,025,569
Basic and diluted net income (loss) per common share, common stock	$(0.01)	$0.20	$0.19
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemptio	26,187,830	(1,799,980)	24,387,850

SUMMARY FINANCIAL STATEMENT IMPACT

 (Preliminary, unaudited)

		Period
Balance Sheet as of March 31, 2020	As Reported	Adjustment	As Restated
Warrant Liability	$—	$10,991,667	$10,991,667
Class A common stock subject to possible redemption	263,267,961	(10,991,667)	252,276,294
Class A common stock	134	110	244
Additional paid-in capital	$3,642,337	$(6,671,774)	$(3,029,437)
Retained earnings	$1,356,849	$6,671,664	$8,028,513
Total Stockholders’ Equity	$5,000,008	$—	$5,000,008

Number of shares subject to possible redemption	26,163,140	(1,092,334)	25,070,806

Balance Sheet as of June 30, 2020
Warrant Liability	$—	$13,500,000	$13,500,000
Class A common stock subject to possible redemption	263,261,986	(13,500,000)	249,761,986
Class A common stock	134	135	269
Additional paid-in capital	$3,648,312	$(4,163,466)	$(515,154)
Retained earnings	$1,350,867	$4,163,331	$5,514,198
Total Stockholders’ Equity	$5,000,001	$—	$5,000,001

Number of shares subject to possible redemption	26,156,915	(1,341,319)	24,815,596

Balance Sheet as of September 30, 2020
Warrant Liability	$—	$18,525,000	$18,525,000
Class A common stock subject to possible redemption	263,161,825	(18,525,000)	244,636,825
Class A common stock	136	185	321
Additional paid-in capital	$3,748,471	$861,484	$4,609,955
Retained earnings	$1,250,712	$(861,669)	$389,043
Total Stockholders’ Equity	$5,000,007	$—	$5,000,007

Number of shares subject to possible redemption	26,141,235	(1,840,185)	24,301,050

Balance Sheet as of December 31, 2020
Warrant Liability	$—	$36,766,667	$36,766,667
Class A common stock subject to possible redemption	262,823,607	(36,766,668)	226,056,939
Class A common stock	136	366	502
Additional paid-in capital	$4,086,689	$19,102,971	$23,189,660
Retained earnings (Accumulated deficit)	$912,496	$(19,103,336)	$(18,190,840)
Total Stockholders’ Equity	$5,000,009	$1	$5,000,010

Number of shares subject to possible redemption	26,136,620	(3,656,279)	22,480,341

Statement of Operations for the period ended March 31, 2020
Change in fair value of warrant liabilities	—	5,125,000	5,125,000
Net income	$572,071	$5,125,000	$5,697,071
Basic and diluted weighted average shares outstanding, common stock	8,194,073	—	8,194,073
Basic and diluted net income per common share, common stock	$—	$0.63	$0.63

Statement of Operations for the period ended June 30, 2020
Change in fair value of warrant liabilities	—	2,616,667	2,616,667
Net income	$566,089	$2,616,667	$3,182,756
Basic and diluted weighted average shares outstanding, common stock	8,202,967	—	8,202,967
Basic and diluted net income (loss) per common share, common stock	$(0.02)	$0.32	$0.30

Statement of Operations for the period ended September 30, 2020
Change in fair value of warrant liabilities	—	(2,408,333)	(2,408,333)
Net income (loss)	$465,934	$(2,408,333)	$(1,942,399)
Basic and diluted weighted average shares outstanding, common stock	8,208,043	—	8,208,043
Basic and diluted net loss per common share, common stock	$(0.03)	$(0.29)	$(0.32)

Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liabilities	—	(20,650,000)	(20,650,000)
Net income (loss)	$127,718	$(20,650,000)	$(20,522,282)
Basic and diluted weighted average shares outstanding, common stock	8,214,508	1,470,676	9,685,184
Basic and diluted net loss per common share, common stock	$(0.05)	$(2.12)	$(2.17)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	26,160,492	(1,470,676)	24,689,816